Statement of cash flows - Schedule of cash flow on acquisition (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flow
Purchase of businesses	£ (108)	£ (373)	£ (235)
Deferred payments relating to prior year acquisitions	(16)	(21)	(19)
Total	£ (124)	£ (394)	£ (254)